INCOME TAXES (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred income tax assets not recognized	$ 119,836	$ 116,819
Tax Losses - Capital
Statement [Line Items]
Deferred income tax assets not recognized	58,312	66,873
Tax Losses - Operating
Statement [Line Items]
Deferred income tax assets not recognized	51,353	42,635
Other Deductible Temporary Differences
Statement [Line Items]
Deferred income tax assets not recognized	5,023	1,441
Tax Credits
Statement [Line Items]
Deferred income tax assets not recognized	1,126	1,126
Property Plant And Equipments [Member]
Statement [Line Items]
Deferred income tax assets not recognized	$ 4,022	$ 4,744